12. Income Taxes (Details 3) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Components of the deferred tax asset:
Bad debts	$ 1,396,437	$ 1,147,235
Non-accrual loan interest	26,907	99,972
Deferred compensation	245,037	222,210
Limited partnerships	84,741	0
Contingent liability - MPF program	40,526	42,139
Fair value adjustment on acquired securities available-for-sale	0	528,205
Fannie Mae preferred stock write down	0	251,373
Capital lease	71,041	66,995
Alternative minimum tax	0	59,031
Fair value adjustment on acquired premises and equipment	0	153,862
Tax and rehab credit carryforwards	604,096	0
Other	34,789	112,310
Total deferred tax asset	2,503,574	2,683,332
Components of the deferred tax liability:
Depreciation	260,607	298,260
Limited partnerships	0	255,280
Mortgage servicing rights	343,271	373,130
Unrealized gain on securities available-for-sale	88,482	68,892
Investment in Partners	44,991	0
Core deposit intangible	463,582	579,478
Fair value adjustment on acquired loans	54,513	72,544
Total deferred tax liability	1,255,446	1,647,584
Net deferred tax asset	$ 1,248,128	$ 1,035,748